Lease Liabilities (Tables)	9 Months Ended
Sep. 30, 2021
Lease liabilities [abstract]
Summary of Lease Liabilities

Total
As at December 31, 2020	1,757
Acquisition (Note 4A)	1,441
Additions	101
Interest Expense (Note 6)	129
Lease Payments	(351)
Modifications	6
Re-measurement	(5)
Exchange Rate Movements and Other	(3)
As at September 30, 2021	3,075
Less: Current Portion	286
Long-Term Portion	2,789